Note 35 - Other Operating Income (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Income Abstract
Rental of Safe Deposit Boxes	$ 537,072,000	$ 555,549,000
Adjustments and Interest on Miscellaneous Receivables	496,144,000	195,316,000
Proceeds from Electronic Transactions	122,026,000	87,462,000
Income related to Foreign Trade	220,897,000	80,804,000
Services Rendered	154,422,000	183,966,000
Other Miscellaneous Operating Income	576,416,000	840,081,000
Total Other Operating Income	$ 2,106,977,000	$ 1,943,178,000